QUARTERLY REPORT
Syntax Stratified MidCap ETF
September 30, 2023

Syntax Stratified MidCap ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
Acadia Healthcare Co., Inc.(a)	850	$59,763
ACI Worldwide, Inc.(a)	888	20,033
Acuity Brands, Inc.	97	16,520
Adient PLC(a)	241	8,845
Advanced Drainage Systems, Inc.	84	9,562
AECOM	217	18,020
Affiliated Managers Group, Inc.	264	34,410
AGCO Corp.	249	29,452
Agree Realty Corp., REIT	98	5,414
Alcoa Corp.	627	18,221
Allegro MicroSystems, Inc.(a)	1,771	56,566
ALLETE, Inc.	373	19,694
Ally Financial, Inc.	980	26,146
Amedisys, Inc.(a)	262	24,471
American Financial Group, Inc.	160	17,867
Amkor Technology, Inc.	2,405	54,353
Annaly Capital Management, Inc.	1,550	29,155
Antero Midstream Corp.	1,952	23,385
Antero Resources Corp.(a)	344	8,731
Apartment Income REIT Corp.	761	23,363
AptarGroup, Inc.	63	7,878
Aramark	1,687	58,539
Arrow Electronics, Inc.(a)	62	7,765
Arrowhead Pharmaceuticals, Inc.(a)	2,354	63,252
ASGN, Inc.(a)	223	18,215
Ashland, Inc.	150	12,252
Aspen Technology, Inc.(a)	315	64,342
Associated Banc-Corp	1,816	31,072
Autoliv, Inc.	93	8,973
AutoNation, Inc.(a)	243	36,790
Avient Corp.	275	9,713
Avis Budget Group, Inc.(a)	186	33,422
Avnet, Inc.	161	7,759
Axalta Coating Systems Ltd.(a)	381	10,249
Azenta, Inc.(a)	786	39,449
Bank OZK	178	6,598
Belden, Inc.	158	15,255
BellRing Brands, Inc.(a)	1,137	46,878
Berry Global Group, Inc.	95	5,881
BJ's Wholesale Club Holdings, Inc.(a)	371	26,478
Black Hills Corp.	428	21,653
Blackbaud, Inc.(a)	280	19,690
Boston Beer Co., Inc., Class A(a)	84	32,721
Boyd Gaming Corp.	161	9,794
Brighthouse Financial, Inc.(a)	828	40,522
Brink's Co.	307	22,300
Brixmor Property Group, Inc.	265	5,507
Bruker Corp.	268	16,696
Brunswick Corp.	304	24,016
Builders FirstSource, Inc.(a)	111	13,818
BWX Technologies, Inc.	120	8,998
Security Description	Shares	Value
Cable One, Inc.	132	$81,264
Cabot Corp.	178	12,330
CACI International, Inc., Class A(a)	65	20,405
Cadence Bank	312	6,621
Calix, Inc.(a)	890	40,798
Capri Holdings Ltd.(a)	586	30,829
Carlisle Companies, Inc.	30	7,778
Carter's, Inc.	469	32,431
Casey's General Stores, Inc.	98	26,609
Celsius Holdings, Inc.(a)	230	39,468
ChampionX Corp.	489	17,418
Chart Industries, Inc.(a)	57	9,640
Chemed Corp.	49	25,465
Chemours Co.	387	10,855
Chesapeake Energy Corp.	105	9,054
Choice Hotels International, Inc.	105	12,864
Chord Energy Corp.	58	9,400
Churchill Downs, Inc.	86	9,979
Ciena Corp.(a)	850	40,171
Cirrus Logic, Inc.(a)	840	62,126
Civitas Resources, Inc.	500	40,435
Clean Harbors, Inc.(a)	140	23,430
Cleveland-Cliffs, Inc.(a)	1,235	19,303
CNO Financial Group, Inc.	1,774	42,097
CNX Resources Corp.(a)	412	9,303
Coca-Cola Consolidated, Inc.	70	44,542
Cognex Corp.	707	30,005
Coherent Corp.(a)	462	15,080
Columbia Banking System, Inc.	336	6,821
Columbia Sportswear Co.	431	31,937
Commerce Bancshares, Inc.	289	13,866
Commercial Metals Co.	329	16,256
CommVault Systems, Inc.(a)	606	40,972
Concentrix Corp.	286	22,911
COPT Defense Properties	322	7,673
Coty, Inc., Class A(a)	16,343	179,283
Cousins Properties, Inc.	354	7,211
Crane Co.	105	9,328
Crane NXT Co.	152	8,447
Crocs, Inc.(a)	329	29,028
Crown Holdings, Inc.	65	5,751
CubeSmart	607	23,145
Cullen/Frost Bankers, Inc.	150	13,681
Curtiss-Wright Corp.	44	8,608
Darling Ingredients, Inc.(a)	524	27,353
Deckers Outdoor Corp.(a)	56	28,789
Dick's Sporting Goods, Inc.	276	29,968
Dolby Laboratories, Inc., Class A	655	51,915
Donaldson Co., Inc.	168	10,020
Doximity, Inc., Class A(a)	3,620	76,816
Dropbox, Inc., Class A(a)	1,475	40,164
DT Midstream, Inc.	442	23,391

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Dynatrace, Inc.(a)	1,304	$60,936
Eagle Materials, Inc.	74	12,322
East West Bancorp, Inc.	128	6,747
EastGroup Properties, Inc.	58	9,659
EMCOR Group, Inc.	83	17,462
Encompass Health Corp.	352	23,640
EnerSys	157	14,863
Enovis Corp.(a)	758	39,969
Envestnet, Inc.(a)	405	17,832
Envista Holdings Corp.(a)	1,375	38,335
EPR Properties	134	5,566
Equitrans Midstream Corp.	2,444	22,900
Equity LifeStyle Properties, Inc.	380	24,210
Erie Indemnity Co., Class A	150	44,068
Esab Corp.	444	31,178
Essent Group Ltd.	620	29,320
Essential Utilities, Inc.	631	21,662
Euronet Worldwide, Inc.(a)	372	29,529
Evercore, Inc., Class A	128	17,649
Exelixis, Inc.(a)	3,184	69,570
ExlService Holdings, Inc.(a)	700	19,628
Exponent, Inc.	199	17,034
Federated Hermes, Inc.	1,011	34,243
Fidelity National Financial, Inc.	720	29,736
First American Financial Corp.	514	29,036
First Financial Bankshares, Inc.	252	6,330
First Horizon Corp.	1,159	12,772
First Industrial Realty Trust, Inc.	202	9,613
FirstCash Holdings, Inc.	311	31,218
Five Below, Inc.(a)	190	30,571
Flowers Foods, Inc.	1,334	29,588
Flowserve Corp.	256	10,181
Fluor Corp.(a)	527	19,341
FNB Corp.	613	6,614
Fortune Brands Innovations, Inc.	233	14,483
Fox Factory Holding Corp.(a)	90	8,917
Frontier Communications Parent, Inc.(a)	5,543	86,748
FTI Consulting, Inc.(a)	100	17,841
GameStop Corp., Class A(a)	1,745	28,723
Gaming and Leisure Properties, Inc.	210	9,565
Gap, Inc.	2,734	29,062
GATX Corp.	138	15,019
Genpact Ltd.	554	20,055
Gentex Corp.	727	23,657
Glacier Bancorp, Inc.	240	6,840
Globus Medical, Inc., Class A(a)	808	40,117
GoDaddy, Inc., Class A(a)	1,100	81,928
Goodyear Tire & Rubber Co.(a)	727	9,037
Graco, Inc.	134	9,766
Graham Holdings Co., Class B	72	41,976
Grand Canyon Education, Inc.(a)	366	42,778
Graphic Packaging Holding Co.	265	5,904
Security Description	Shares	Value
Greif, Inc., Class A	84	$5,612
Grocery Outlet Holding Corp.(a)	805	23,224
GXO Logistics, Inc.(a)	254	14,897
H&R Block, Inc.	889	38,280
Haemonetics Corp.(a)	154	13,795
Halozyme Therapeutics, Inc.(a)	1,835	70,097
Hancock Whitney Corp.	351	12,983
Hanover Insurance Group, Inc.	166	18,423
Harley-Davidson, Inc.	688	22,745
Healthcare Realty Trust, Inc.	3,687	56,300
HealthEquity, Inc.(a)	454	33,165
Helen of Troy Ltd.(a)	136	15,852
Hertz Global Holdings, Inc.(a)	2,311	28,310
Hexcel Corp.	176	11,465
HF Sinclair Corp.	381	21,690
Hilton Grand Vacations, Inc.(a)	244	9,931
Home BancShares, Inc.	310	6,491
Hubbell, Inc.	48	15,044
ICU Medical, Inc.(a)	104	12,377
IDACORP, Inc.	218	20,416
Inari Medical, Inc.(a)	155	10,137
Independence Realty Trust, Inc., REIT	1,534	21,583
Ingredion, Inc.	307	30,209
Insperity, Inc.	318	31,037
Integra LifeSciences Holdings Corp.(a)	266	10,159
Interactive Brokers Group, Inc., Class A	433	37,480
International Bancshares Corp.	155	6,718
IPG Photonics Corp.(a)	302	30,665
Iridium Communications, Inc.	1,728	78,607
ITT, Inc.	86	8,420
Jabil, Inc.	511	64,841
Janus Henderson Group PLC	1,302	33,618
Jazz Pharmaceuticals PLC(a)	514	66,532
Jefferies Financial Group, Inc.	476	17,436
Jones Lang LaSalle, Inc.(a)	103	14,542
KB Home	819	37,903
KBR, Inc.	308	18,154
Kemper Corp.	858	36,062
Kilroy Realty Corp.	219	6,923
Kinsale Capital Group, Inc.	42	17,393
Kirby Corp.(a)	272	22,522
Kite Realty Group Trust, REIT	261	5,591
Knife River Corp.(a)	270	13,184
Knight-Swift Transportation Holdings, Inc.	295	14,794
Kohl's Corp.	1,275	26,724
Kyndryl Holdings, Inc.(a)	1,214	18,331
Lamar Advertising Co., Class A	66	5,509
Lancaster Colony Corp.	194	32,016
Landstar System, Inc.	84	14,863
Lantheus Holdings, Inc.(a)	247	17,162
Lattice Semiconductor Corp.(a)	675	58,003
Lear Corp.	65	8,723

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Leggett & Platt, Inc.	576	$14,636
Lennox International, Inc.	41	15,352
Light & Wonder, Inc.(a)	1,075	76,680
Lincoln Electric Holdings, Inc.	172	31,268
Lithia Motors, Inc.	125	36,916
Littelfuse, Inc.	61	15,087
LivaNova PLC(a)	768	40,612
Louisiana-Pacific Corp.	229	12,657
Lumentum Holdings, Inc.(a)	825	37,273
MACOM Technology Solutions Holdings, Inc.(a)	777	63,388
Macy's, Inc.	2,611	30,314
Manhattan Associates, Inc.(a)	101	19,964
ManpowerGroup, Inc.	240	17,597
Marriott Vacations Worldwide Corp.	100	10,063
Masimo Corp.(a)	154	13,503
MasTec, Inc.(a)	199	14,322
Matador Resources Co.	145	8,625
Mattel, Inc.(a)	718	15,818
Maximus, Inc.	390	29,125
MDU Resources Group, Inc.	691	13,530
Medical Properties Trust, Inc.	9,288	50,620
Medpace Holdings, Inc.(a)	153	37,046
MGIC Investment Corp.	1,775	29,625
Middleby Corp.(a)	223	28,544
MKS Instruments, Inc.	669	57,895
Morningstar, Inc.	140	32,794
MP Materials Corp.(a)	824	15,738
MSA Safety, Inc.	181	28,535
MSC Industrial Direct Co., Inc., Class A	163	15,998
Murphy Oil Corp.	201	9,115
Murphy USA, Inc.	73	24,946
National Fuel Gas Co.	444	23,048
National Instruments Corp.	1,030	61,409
National Storage Affiliates Trust	725	23,011
NCR Corp.(a)	3,004	81,018
Neogen Corp.(a)	841	15,592
Neurocrine Biosciences, Inc.(a)	647	72,787
New Jersey Resources Corp.	551	22,387
New York Community Bancorp, Inc.	578	6,555
New York Times Co., Class A	930	38,316
NewMarket Corp.	25	11,376
Nexstar Media Group, Inc.	308	44,158
NNN REIT, Inc.	156	5,513
Nordstrom, Inc.	2,103	31,419
NorthWestern Energy Group, Inc.	410	19,705
NOV, Inc.	876	18,308
Novanta, Inc.(a)	98	14,057
nVent Electric PLC	269	14,254
OGE Energy Corp.	596	19,865
Old National Bancorp	455	6,616
Old Republic International Corp.	649	17,484
Security Description	Shares	Value
Olin Corp.	203	$10,146
Ollie's Bargain Outlet Holdings, Inc.(a)	301	23,231
Omega Healthcare Investors, Inc.	1,923	63,767
ONE Gas, Inc.	314	21,440
Option Care Health, Inc.(a)	719	23,260
Ormat Technologies, Inc.	274	19,158
Oshkosh Corp.	305	29,106
Ovintiv, Inc.	195	9,276
Owens Corning	55	7,503
Park Hotels & Resorts, Inc.	1,065	13,121
Patterson Companies, Inc.	355	10,522
Paylocity Holding Corp.(a)	106	19,260
PBF Energy, Inc., Class A	426	22,804
Penn Entertainment, Inc.(a)	466	10,695
Penske Automotive Group, Inc.	230	38,424
Penumbra, Inc.(a)	35	8,467
Performance Food Group Co.(a)	419	24,662
Permian Resources Corp.	645	9,004
Perrigo Co. PLC	2,078	66,392
Physicians Realty Trust	616	7,509
Pilgrim's Pride Corp.(a)	1,256	28,674
Pinnacle Financial Partners, Inc.	103	6,905
Planet Fitness, Inc., Class A(a)	390	19,180
PNM Resources, Inc.	466	20,788
Polaris, Inc.	211	21,974
Portland General Electric Co.	471	19,066
Post Holdings, Inc.(a)	531	45,528
PotlatchDeltic Corp.	300	13,617
Power Integrations, Inc.	775	59,140
Primerica, Inc.	204	39,578
Progyny, Inc.(a)	677	23,032
Prosperity Bancshares, Inc.	124	6,768
PVH Corp.	388	29,686
Qualys, Inc.(a)	399	60,867
QuidelOrtho Corp.(a)	220	16,069
R1 RCM, Inc.(a)	1,046	15,763
Range Resources Corp.	287	9,302
Rayonier, Inc.	464	13,205
RBC Bearings, Inc.(a)	30	7,024
Regal Rexnord Corp.	54	7,716
Reinsurance Group of America, Inc.	218	31,651
Reliance Steel & Aluminum Co.	66	17,307
RenaissanceRe Holdings Ltd.	156	30,876
Repligen Corp.(a)	253	40,230
Rexford Industrial Realty, Inc.	195	9,623
RH(a)	52	13,747
RLI Corp.	135	18,345
Royal Gold, Inc.	160	17,013
RPM International, Inc.	103	9,765
Ryder System, Inc.	160	17,112
Sabra Health Care REIT, Inc.	4,706	65,602
Saia, Inc.(a)	34	13,554

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Science Applications International Corp.	188	$19,842
Scotts Miracle-Gro Co.	3,472	179,433
SEI Investments Co.	574	34,572
Selective Insurance Group, Inc.	179	18,467
Sensata Technologies Holding PLC	830	31,391
Service Corp. International	378	21,599
Shockwave Medical, Inc.(a)	59	11,747
Silgan Holdings, Inc.	137	5,906
Silicon Laboratories, Inc.(a)	489	56,670
Simpson Manufacturing Co., Inc.	51	7,640
Skechers USA, Inc., Class A(a)	629	30,790
SLM Corp.	1,927	26,246
Sonoco Products Co.	105	5,707
Sotera Health Co.(a)	1,608	24,088
SouthState Corp.	98	6,601
Southwest Gas Holdings, Inc.	381	23,016
Southwestern Energy Co.(a)	1,389	8,959
Spire, Inc.	391	22,123
Spirit Realty Capital, Inc.	156	5,231
Sprouts Farmers Market, Inc.(a)	617	26,408
STAG Industrial, Inc., REIT	280	9,663
Starwood Property Trust, Inc.	333	6,444
Stericycle, Inc.(a)	522	23,339
Stifel Financial Corp.	639	39,260
Sunrun, Inc.(a)	1,468	18,438
Super Micro Computer, Inc.(a)	147	40,310
Synaptics, Inc.(a)	710	63,502
Synovus Financial Corp.	228	6,338
Taylor Morrison Home Corp.(a)	893	38,051
TD SYNNEX Corp.	77	7,689
TEGNA, Inc.	2,749	40,053
Tempur Sealy International, Inc.	345	14,952
Tenet Healthcare Corp.(a)	824	54,293
Teradata Corp.(a)	932	41,959
Terex Corp.	526	30,308
Tetra Tech, Inc.	120	18,244
Texas Capital Bancshares, Inc.(a)	497	29,273
Texas Roadhouse, Inc.	609	58,525
Thor Industries, Inc.	231	21,975
Timken Co.	105	7,716
TKO Group Holdings, Inc.	418	35,137
Toll Brothers, Inc.	507	37,498
TopBuild Corp.(a)	53	13,335
Topgolf Callaway Brands Corp.(a)	935	12,940
Toro Co.	376	31,246
Travel & Leisure Co.	263	9,660
Trex Co., Inc.(a)	229	14,113
U.S. Foods Holding Corp.(a)	631	25,051
UFP Industries, Inc.	59	6,042
UGI Corp.	959	22,057
UMB Financial Corp.	224	13,899
Security Description	Shares	Value
Under Armour, Inc., Class A(a)	2,118	$14,508
Under Armour, Inc., Class C(a)	2,326	14,840
United Bankshares, Inc.	239	6,594
United States Steel Corp.	573	18,611
United Therapeutics Corp.(a)	314	70,923
Universal Display Corp.	96	15,071
Unum Group	852	41,910
Vail Resorts, Inc.	40	8,876
Valaris Ltd.(a)	259	19,420
Valley National Bancorp	752	6,437
Valmont Industries, Inc.	33	7,927
Valvoline, Inc.	305	9,833
Vicor Corp.(a)	243	14,310
Vishay Intertechnology, Inc.	626	15,475
Visteon Corp.(a)	168	23,196
Vistra Corp.	605	20,074
Vontier Corp.	1,020	31,538
Vornado Realty Trust, REIT	326	7,394
Voya Financial, Inc.	522	34,687
Watsco, Inc.	43	16,242
Watts Water Technologies, Inc., Class A	59	10,196
Weatherford International PLC(a)	195	17,614
Webster Financial Corp.	744	29,991
Wendy's Co.	3,129	63,863
Werner Enterprises, Inc.	391	15,229
WESCO International, Inc.	50	7,191
Western Union Co.	2,412	31,790
Westlake Corp.	82	10,223
WEX, Inc.(a)	153	28,778
Williams-Sonoma, Inc.	163	25,330
Wingstop, Inc.	386	69,418
Wintrust Financial Corp.	178	13,439
Wolfspeed, Inc.(a)	366	13,945
Woodward, Inc.	70	8,698
Worthington Industries, Inc.	109	6,738
Wyndham Hotels & Resorts, Inc.	178	12,378
XPO, Inc.(a)	218	16,276
YETI Holdings, Inc.(a)	323	15,575
Ziff Davis, Inc.(a)	1,268	80,759
ZoomInfo Technologies, Inc.(a)	1,170	19,188
TOTAL INVESTMENTS—99.7% (Cost $9,744,795)		10,089,305
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		30,369
NET ASSETS—100.0%		$10,119,674

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified MidCap ETF
Schedule of Investments
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified MidCap ETF
INVESTMENTS:
Common Stock	$10,089,305	$—	$—	$10,089,305
Total	$10,089,305	$—	$—	$10,089,305

Syntax Stratified MidCap ETF
Schedule of Investments
September 30, 2023 (Unaudited)

INDUSTRY BREAKDOWN
As of September 30, 2023*
INDUSTRY	PERCENTAGE OF NET ASSETS
Software for Specific Uses	4.4%
Healthcare Providers and Facilities	4.4
Production Equipment	4.0
Marketed Pharmaceuticals	3.5
Commercial Hardware	3.1
Analog and Mixed Signal Integrated Circuits	2.9
Transaction Services	2.5
Restaurants	2.5
Commercial Insurance	2.4
Telecommunication Networks	2.4
Consumer Insurance	2.4
Investment Services	2.4
Content Providers	2.4
Real Estate Banking	2.4
Real Estate Operators and Developers	2.3
Real Estate Rental	2.3
Management and IT Services	2.2
Upstream Energy	2.2
Processed Foods	1.9
Distribution Services	1.8
Auto Products	1.8
Household Products	1.8
Specialty Industrial Services	1.8
Personal Products	1.8
Electric and Electronic Components	1.8
Gas and Water Utilities	1.7
Transportation Services	1.7
Non Real Estate Banking	1.6
Internet Services	1.6
Mechanical Components	1.6
Consumer Equipment Manufacture	1.6
Consumer Equipment Retail	1.5
Accessories and Footwear	1.5
Hospital Equipment	1.4
Food Distributors	1.2
Branded Apparel	1.2
Metals	1.2
Digital Integrated Circuits	1.2
Other Natural Resources	1.2
Medical Devices	1.2
Chemicals	1.2
Medical Research Services and Equipment	1.2
Semiconductor Services and Equipment	1.1
Regulated Electric Utilities	1.0
Downstream Energy	0.9
INDUSTRY	PERCENTAGE OF NET ASSETS
Midstream Energy	0.9%
Apparel Retailers	0.9
Primary Foods	0.8
Competitive Electric Utilities	0.8
Search and Social Networks	0.8
Brokers and Dealers	0.8
Other Pharmaceuticals	0.7
Contract Electronics Services	0.6
Clinical Stage Pharmaceuticals	0.6
Consumer Electronics	0.5
Vitamins and Nutritional Supplements	0.5
Consumer Services	0.4
Software for Specific Industries	0.4
Alcohol and Tobacco	0.3
Healthcare Insurance	0.2
Industrial Conglomerates	0.2
Healthcare Products Distribution	0.1
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified MidCap ETF
Notes to Schedule of Investments
September 30, 2023 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2023 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.